Leases - Changes in Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	$ 1,008.0	$ 1,020.6
Additions	136.0	182.1
Disposals	(61.0)	(23.0)
Depreciation	(181.3)	(186.9)
Acquisitions of subsidiaries (note 23)	15.0	20.1
Deconsolidation of subsidiaries (note 23)	(148.1)
Foreign exchange effect and other(3)	(8.8)	(4.9)
Balance - December 31 (note 13)	759.8	1,008.0
Insurance and reinsurance companies.
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	396.1	385.4
Additions	44.0	81.5
Disposals	(41.2)	(3.1)
Depreciation	(68.3)	(68.9)
Acquisitions of subsidiaries (note 23)	0.9
Deconsolidation of subsidiaries (note 23)	(1.4)
Foreign exchange effect and other(3)	(1.3)	1.2
Balance - December 31 (note 13)	328.8	396.1
Non-insurance companies.
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	611.9	635.2
Additions	92.0	100.6
Disposals	(19.8)	(19.9)
Depreciation	(113.0)	(118.0)
Acquisitions of subsidiaries (note 23)	14.1	20.1
Deconsolidation of subsidiaries (note 23)	(146.7)
Foreign exchange effect and other(3)	(7.5)	(6.1)
Balance - December 31 (note 13)	$ 431.0	$ 611.9